Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income tax benefit based on statutory tax rate	$ 2,287,927	$ 2,232,731
Non-deductible items	(62,340)	8,731
Change in valuation allowance	(1,612,976)	(35,000)
Income tax benefit	$ 612,611	$ 2,206,462